Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

8. Stock-Based Compensation

Restricted Stock

During the three and nine month period ended September 30, 2015, the Company recognized $13,950 and $103,950 in stock-based compensation expense related to the issuance of restricted stock to non-employees in exchange for services. There was no stock-based compensation expense recorded for restricted stock for non-employees during the three and nine month periods ended September 30, 2014.

Common Stock Warrants

On March 10, 2011, the Company issued warrants to purchase 32,610 shares of common stock to third parties in consideration for a private equity placement transaction. The warrants have an exercise price of $0.48 per share and expire 10 years from the issuance date. In connection with our initial public offering, the Company issued warrants to the underwriters for 125,000 shares of common stock issuable at $12.50 per share upon exercise. The warrants have a five-year life and expire on July 23, 2018. These warrants do not meet the criteria required to be classified as liability awards and therefore they are treated as equity awards.  As of September 30, 2015, the Company has warrants outstanding to purchase 17,392 shares of common stock issuable at $0.48 per share and warrants to purchase 125,000 shares of common stock issuable at $12.50 per share.

Stock Options

The following is a summary of the stock option activity for the nine months ended September 30, 2015:

	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	1,018,590	$5.04
Granted	277,875	$6.09
Exercised	(10,272)	$1.97
Forfeited	(179,298)	$6.50
Outstanding, September 30, 2015	1,106,895	$5.10

The weighted average grant-date fair value of stock options granted during the nine months ended September 30, 2015 was $3.33. The fair value of each stock option is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for stock options granted during the nine months ended September 30, 2015:

Dividend yield	0.0%
Expected volatility	83.62%
Risk-free interest rate	1.63%
Expected lives (years)	6.0

The risk-free interest rate is based on U.S. Treasury interest rates at the time of the grant whose term is consistent with the expected life of the stock options. The Company used an average historical stock price volatility based on an analysis of reported data for a peer group of comparable companies that have issued stock options with substantially similar terms, as the Company did not have sufficient trading history for its common stock. Expected term represents the period that the Company's stock option grants are expected to be outstanding. The Company elected to utilize the “simplified” method to estimate the expected term. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

Expected dividend yield was considered to be 0% in the option pricing formula since the Company had not paid any dividends and had no plans to do so in the future. The forfeiture rate was considered to be none as the options vest on a monthly basis.

The Company recognized $245,289 and $224,586 in stock-based compensation expense for the three months ended September 30, 2015 and 2014, respectively and $942,136 and $722,358 for the nine months ended September 30, 2015 and 2014, respectively for the Company's stock option awards.

The following table summarizes information about stock options outstanding at September 30, 2015:

Options Outstanding			Options Vested and Exercisable
Balance as of 9/30/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 9/30/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
1,106,895	7.4	$5.10	649,421	6.2	$3.89

As of September 30, 2015, the unrecognized stock-based compensation expense related to unvested stock options was $3,114,452, which is expected to be recognized over a weighted average period of approximately 15.8 months.

11.

Stockholders' Equity

Authorized Capital

Heat has authorized 10,000,000 shares of Preferred Stock (par value $0.0001) as of December 31, 2014 and 2013.  In March 2013, the Company sold an aggregate of 1,891,419 shares of the Company's Series B-1 Preferred Stock for gross proceeds of approximately $5.0 million in our Series B Preferred Stock private placement. All shares of the Series B Preferred Stock, together with accrued dividends, automatically converted into shares of the Company's common stock upon the consummation of the Company's initial public offering on July 29, 2013. In addition, the investors in the Series B-1 Preferred Stock were issued shares of the Company's common stock having a value based upon the initial public offering price of $361,668 and the Company's obligation to issue, and the investors, obligation to purchase, Series B-2 Preferred Stock and warrants upon fulfillment of certain conditions specified in the Company's stock purchase agreement dated as of March 25, 2013 entered into in connection with such private placement (the “Stock Purchase Agreement”) terminated. As of December 31, 2014 and 2013 there were no outstanding shares of Preferred Stock.

Heat had 50,000,000 shares of common stock (par value $0.0002) authorized as of December 31, 2014 and 2013. Of the 50,000,000 common stock shares, 6,492,622 and 6,375,426 were issued and outstanding as of December 31, 2014 and 2013, respectively.

Preferred Stock

Series A, Series B-1, and Series B-2

Automatic Conversion

Each share of Preferred Stock automatically converts to common stock upon the earlier to occur of (i) on the date of consummation of a sale of common stock in a firm commitment underwritten public offering resulting in aggregate net cash proceeds to the Company (after deducting applicable underwriting discounts and commissions) of at least $15 million net proceeds; (ii) with respect to the Series A Preferred Stock, if 2/3 of the Series A Preferred Stock holders (including one of the larger investors so long as they hold 40% of the Series A Preferred Stock) vote in favor of a conversion then the Series A will automatically convert to common stock; and (iii) with respect to the Series B Preferred Stock if 2/3 of the Series B Preferred Stock holders vote in favor of a conversion then the Series B will automatically convert to common stock. As a result of the IPO, all outstanding shares of preferred stock were automatically converted to common stock.

Optional Conversion

The preferred stock is convertible into common stock at the option of the holder at any time. The conversion ratio for each share of the Series A Preferred Stock was its Original Issue Price ($2.10 for each share of the Series A Preferred Stock) divided by its Conversion Price, as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like, which Conversion Price initially was the Original Issue Price. The conversion ratio for each share of the Series B-1 Preferred Stock and the Series B-2 Preferred Stock was its Original Issue Price ($2.67 and $5.00 for each share of the Series B-1 Preferred Stock and Series B-2 Preferred Stock, respectively) plus accrued but unpaid dividends thereon divided by its conversion price, as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like, which conversion price initially was the Original Issue Price. As a result of the 1-for-2.3 reverse stock split, the conversion ratio for the Preferred Stock was 0.4348.

In the event the Company at any time or from time to time after the Initial Series B Issuance Date shall issue additional shares of common stock without consideration or for consideration per share less than the Series A Conversion Price, Series B-1 Conversion Price, or Series B-2 Conversion Price, in effect on the date of and immediately prior to such issue, then the Series A Conversion Price, the Series B-1 Conversion Price, Series B-2 Conversion Price, shall be reduced, to a price determined by multiplying the Series A Conversion Price, the Series B-1 Conversion Price, or the Series B-2 Conversion Price in effect by a fraction, (A) the numerator of which shall be the number of shares of common stock outstanding immediately prior to such issuance, on a fully-diluted basis, plus the number of shares of common stock which the aggregate consideration received by the Company for the total number of Additional Shares of Common Stock so issued would purchase at the Series A Conversion Price, the Series B-1 Conversion Price, or the Series B-2 Conversion Price, as in effect immediately prior to such issuance, and (B) the denominator of which shall be the number of shares of common stock outstanding immediately prior to such issuance, on a fully-diluted basis, plus the number of such Additional Shares of common stock so issued. As a result of the IPO, all outstanding shares of preferred stock were automatically converted to common stock.

The preferred stock was determined to have characteristics more akin to equity than debt. Particularly, the preferred stock had no mandatory redemption provision nor was it redeemable at the option of the holder. As a result, the conversion option was determined to be clearly and closely related to the preferred stock and therefore did not need to be bifurcated and classified as a liability.

Dividends

The Series B Preferred Stock has a priority with respect to dividend distributions and distributions upon liquidation. The Series B Preferred Stock receive dividends when and as and if declared by the Board at a rate of 5% of their original issue price of such shares which is $6.14 per share for the Series B-1 Preferred Stock and $11.50 per share for the Series B-2 Preferred Stock. If the Company declares or pays a dividend upon the common stock, they must also pay to the holders of the Series A and B Preferred Stock the dividends that would have been declared with respect to common stock issuable upon conversion of the Series A and B Preferred Stock; provided, however that the Company cannot declare or pay a dividend unless and until all accrued dividends on the Series B Preferred Stock have been paid.

Liquidation

In the event of a liquidation, the holders of the Series B-1 and B-2 Preferred Stock are entitled to receive before any payment to any other Preferred Stockholder or common stock holder an amount per share equal to the greater of $6.14 for the Series B-1 Preferred Stock and $11.50 for the Series B-2 Preferred Stock plus any dividends accrued and unpaid whether or not declared. After payment in full of the Series B Preferred Stockholders the holders of the Series A Preferred Stock are entitled to receive before any payment to the common stock holder an amount per share equal to $4.83 plus any dividends declared but unpaid. After the payment in full of the amounts set forth above, the Company's assets will be distributed ratably to all holders of common stock and Series B Preferred Stock on an as converted basis except that the Series B Preferred Stockholders shall not continue to share in such distribution after each has received 3 times its Original Issue Price.

Voting Rights

Each holder of Preferred Stock is entitled to vote on all matters stockholders are entitled to vote and to cast the number of votes as shall equal the whole number of shares of common stock into which their shares of Preferred Stock are convertible.

Initial Public Offering

On July 29, 2013, the Company sold 2,500,000 shares of common stock at a public offering price of $10.00 per share upon the closing of the Company's initial public offering (“IPO”) with gross proceeds of $25 million and net proceeds of $22.4 million. On August 15, 2013, the Company sold an additional 100,000 shares of common stock at a public offering price of $10.00 per share pursuant to the partial exercise of the over-allotment option granted to the underwriters resulting in additional gross proceeds to the Company of $1,000,000 and additional net proceeds of $930,000. On September 6, 2013, the Company sold an additional 100,000 shares of common stock at a public offering price of $10.00 per share pursuant to the partial exercise of the over-allotment option granted to the underwriters resulting in additional gross proceeds to the Company of $1,000,000 and additional net proceeds of $930,000. The total gross proceeds raised from the offering and over-allotment option were $27,000,000, before underwriting discounts, commissions and other offering expenses payable by the Company. The total net proceeds from the offering were approximately $24.3 million. Upon the closing of the IPO, all shares of the Company's then-outstanding preferred stock automatically converted into an aggregate of 1,696,683 shares of common stock. In addition, upon the closing of the IPO, the Company issued an additional 36,167 shares of common stock to the Series B Preferred Stockholders as a Preferred Stock dividend. This transaction is discussed above under “Preferred Stock Dividend”. At that time, the Company's obligation to issue, and the Series B Preferred Stockholders' obligation to purchase Series B-2 Preferred Stock under the Stock Purchase Agreement terminated.

Restricted Stock

As of December 31, 2014 and 2013, all restricted stock has vested and accordingly all stock-based compensation expense related to vested restricted stock has been recognized.

Common Stock Warrants

In December 2011 and August 2012, the Company issued 20,549 warrants to lenders that were originally exercisable into Series A Preferred stock. The warrants had an expiration period of 10 years and converted from preferred stock warrants into warrants to purchase common stock at an exercise price of $4.83 per share upon the completion of the initial public offering in July 2013. In January and February 2014, all 20,549 warrants were exercised in cashless transactions that resulted in the issuance of 8,065 shares of common stock.

On March 10, 2011, the Company issued warrants to purchase 32,610 shares of common stock to non-employee placement agents in consideration for a private equity placement transaction. The warrants have an exercise price of $0.48 per share and expire 10 years from the issuance date. These warrants do not meet the criteria required to be classified as liability awards and therefore they are treated as equity awards. In February 2014, 15,218 warrants were exercised in cashless transactions that resulted in the issuance of 14,318 shares of common stock.

In connection with our initial public offering, the Company issued warrants to the underwriters for 125,000 shares of common stock issuable at $12.50 per share upon exercise. The warrants have a five-year life and expire on July 23, 2018. These warrants do not meet the criteria required to be classified as liability awards and therefore they are treated as equity awards.

In connection with the Loan, in August 2014, the Company issued Square 1 Bank a warrant, exercisable for 52,695 shares of the Company's common stock at an exercise price of $4.27. In September 2014, the warrants were exercised via a cashless exercise into 17,664 shares of the Company's common stock.

The following table summarizes the activity of the Company's common stock warrants, retroactively adjusted for the 1-for-2.3 reverse stock split.

Common Stock Warrants
Outstanding, December 31, 2012	53,159
Granted to underwriters	125,000
Exercised	—
Expired	—
Outstanding, December 31, 2013	178,159
Granted to lenders	52,695
Exercised	(88,462)
Expired	—
Outstanding, December 31, 2014	142,392

The weighted average exercise price of 142,392 outstanding warrants as of December 31, 2014 is $11.03.

Equity Compensation Plan

2009 Stock Incentive Plan

In 2009, the Company adopted the 2009 Stock Option Plan of Heat Biologics, Inc. (the “2009 Plan”), under which stock options to acquire 217,391 common shares could be granted to key employees, directors, and independent contractors.  Under the 2009 Plan, both incentive and non-qualified stock options could be granted under terms and conditions established by the Board of Directors. The exercise price for incentive stock options was the fair market value of the related common stock on the date the stock option was granted. Stock options granted under the 2009 Plan generally have terms of 10 years and have various vesting schedules.

The Company amended the 2009 Stock Option Plan and all related addendum agreements in April 2011. This second amendment increased the number of shares available for issuance from 217,391 to 652,174. The Company amended the 2009 Plan to increase the number of shares available for issuance to 869,565. As of December 31, 2014 and 2013, there were 581,842 and 633,482 stock options outstanding under the 2009 Plan, respectively.

2014 Stock Incentive Plan

In June 2014, the stockholders approved the 2014 Stock Option Plan of Heat Biologics, Inc. (the “2014 Plan”), under which the Company is authorized to grant 500,000 awards in the form of both incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock based awards on terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the 2014 Plan. Persons eligible to participate in the 2014 Plan include employees, directors, and consultants. Stock options granted under the 2014 Plan generally have terms of 10 years and have various vesting schedules.

The 2014 Plan supplements the Company's 2009 Stock Incentive Plan (the “2009 Plan”) under which the Company is authorized to grant 500,000 awards in the form of options, restricted stock, restricted stock units and other stock based awards. As of December 31, 2014, there were 436,748 stock options outstanding under the 2014 Plan.

As of December 31, 2014, awards for 1,416,091 shares of common stock have been granted and 115,398 shares had been forfeited under the 2009 and 2014 Plans (“the Plans), of which 1,018,590 are outstanding, leaving 68,872 shares of common stock remaining available for grant under the Plans. The following table summarizes the components of the Company's stock-based compensation included in net loss:

	For the years ended

	December 31,
	2014	2013

Employee stock options	$570,760	$131,178
Non-employee stock options	495,683	415,212
Restricted stock awards	—	25,534
	$1,066,443	$571,924

Stock Options

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions for stock options granted during the years ended:

	December 31,
	2014	2013
Dividend yield	0.0%	0.0%
Expected volatility	107-110%	90-112%
Risk-free interest rate	2.06-2.23%	1.39-2.26%
Expected lives (years)	5.9-6.5	5.75-6.5

The risk-free interest rate is based on U.S. Treasury interest rates at the time of the grant whose term is consistent with the expected life of the stock options. The Company used an average historical stock price volatility based on an analysis of reported data for a peer group of comparable companies that have issued stock options with substantially similar terms, as the Company did not have any trading history for its common stock. Expected term represents the period that the Company's stock option grants are expected to be outstanding. The Company elected to utilize the “simplified” method to estimate the expected term. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

Expected dividend yield was considered to be 0% in the option pricing formula since the Company had not paid any dividends and had no plans to do so in the future. The forfeiture rate was considered to be none insofar as the historical experience of the Company is very limited. As required by ASC 718, the Company will adjust the estimated forfeiture rate based upon actual experience.

The Company recognized $1,066,443 and $571,924 in stock-based compensation expense for the years ended December 31, 2014 and 2013, respectively for the Company's stock option awards.

The following tables summarize the stock option activity for the years ended December 31, 2013 and 2014:

	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2012	590,047	$0.71
Granted	186,736	$10.07
Exercised	(80,706)	$0.67
Forfeited	(62,595)	$1.96
Outstanding, December 31, 2013	633,482	$3.36
Granted	507,879	$6.30
Exercised	(78,664)	$0.60
Forfeited	(44,107)	$3.19
Outstanding, December 31, 2014	1,018,590	$5.04

The weighted average grant-date fair value of stock options granted during the years ended December 31, 2014 and 2013 was $5.66 and $8.51, respectively.

The total fair value of stock options that vested during the year ended December 31, 2014 was approximately $1,704,121.

The following table summarizes information about stock options outstanding at December 31, 2014:

Options Outstanding			Options Exercisable			Options Vested or Expected to Vest
Balance as of 12/31/2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 12/31/2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 12/31/2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
1,018,590	7.81	$5.04	473,696	5.99	$2.67	473,696	5.99	$2.67

As of December 31, 2014, the unrecognized stock-based compensation expense related to unvested stock options was approximately $3,872,221 that is expected to be recognized over a weighted average period of approximately 14.9 months.